Future Minimum Lease Payments Under Noncancelable Operating and Capital Leases (Parenthetical) (Detail)	Dec. 31, 2014
Minimum
Schedule Of Operating And Capital Leased Assets [Line Items]
Capital lease interest rate	3.40%
Maximum
Schedule Of Operating And Capital Leased Assets [Line Items]
Capital lease interest rate	3.70%